STOCK OPTION RESERVE (Details 1) - shares shares in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
P B I 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	868,000
Granted
Expired or forfeited
Balance	868,000
Exercisable as at end	116,666
P B I 2013 Option Plan [Member]
IfrsStatementLineItems [Line Items]
Balance		2,980
Granted
Expired or forfeited		(2,980)
Balance
Exercisable as at end
I Ox Option Plan [Member]
IfrsStatementLineItems [Line Items]
Balance	1,924	2,599
Granted
Expired or forfeited	(649)	(675)
Balance	1,275	1,924
Exercisable as at end	1,275	1,604